Related Party Transactions	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Guohua Huang	the Controlled Shareholder of the Company
2	Xiamen Yipin Hengrun Intellectual Property Agency	Controlled by a key management of the Company
3	Kunchi Huang	A relative of the controlled shareholder of the Company

Amounts due from related parties

Amount due from related parties consisted of the following for the periods indicated:

	As of
	December 31,	June 30,
	2025	2025
Xiamen Yipin Hengrun Intellectual Property Agency	$834,966	$-
Total	$834,966	$-

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of
	December 31,	June 30,
	2025	2025
Guohua Huang	$1,098,101	$2,034,989
Kunchi Huang	142,998	-
Xiamen Yipin Hengrun Intellectual Property Agency	-	5,654
Total	$1,241,099	$2,040,643

The purpose of obtaining loans from these related parties is to maintain the daily operation of the Company and they are non-interest bearing and non-fixed term.

Related party transactions

During the six months ended December 31, 2025 and 2024, other than the loan from/to the related parties, no other transaction occurred.